LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	A&R Loan Facility
	Debt	Derivative	Castle
	Portion	Portion	Mountain Loan	Total
As at December 31, 2021	$5,465	$-	$5,050	$10,515
Interest expense	1,087	-	200	1,287
Interest payments	(494)	-	-	(494)
Foreign exchange adjustments	(377)	-	-	(377)
Gain on extension of loan payable	(346)	-	-	(346)
As at December 31, 2022	$5,335	$-	$5,250	$10,585
Additions	10,357	707	-	11,064
Conversion	(2,737)	-	-	(2,737)
Extinguishment of loan facility	(195)	428	-	233
Modification of loan facility	(410)	99	-	(311)
Interest expense	771	-	248	1,019
Interest payments	(349)	-	(460)	(809)
Principal repayment	-	-	(4,340)	(4,340)
Fair value adjustment of derivative portion	-	(673)	-	(673)
Foreign exchange adjustments	255	-	-	255
As at December 31, 2023	$13,027	$561	$698	$14,286

Disclosure of detailed information about fair value of derivative loan liability assumptions [Table Text Block]
		December 31,		December 1,
		2023		2023
Maturity date		May 10, 2027		May 10, 2027
Risk free interest rate		3.66%		3.98%
Share price		C$4.05		C$4.44
Expected volatility		52%		52%
Dividend yield	$	Nil	$	Nil
Conversion price		C$6.00		C$6.00